NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 June 30, 2003

Table of Contents

Letter to Shareholders                                                  1
Portfolio Transactions                                                  3
Fund Performance                                                        4
Investment Sectors                                                      6
Schedule of Investments                                                 7
Financial Statements                                                    10
Notes to the Financial Statements                                       15
Trustees & Officers                                                     18


Dear Fellow Shareholders:
The enclosed sets forth the activity with Northeast Investors Growth Fund for the first six months of 2003. Although it seems like the distant past, equities began the year strongly in early January before slumping badly as we moved toward war with Iraq. There have been two significant market lows in the past year - October 9, 2002, and March 11 of this year. As of this writing, from the March 11 low, our price has appreciated 25.07%. And for the entire six-month period to June 30, we show a strong 10.24% positive return.

Looking back, the equity markets lost about half their value during the three-year period 2000, 2001, and 2002. The year 2000 appeared to be a necessary correction to the "Internet bubble" - 2001 a broader recession and profit slowdown - 2002 scandals that questioned the integrity of financial statements - and earlier this year - war with Iraq. Throughout these difficult years, we have not changed our colors - we have not changed our style - we have not changed our thinking. We have continued to hold, and buy, market leaders in areas when we feel there are above average opportunities for substantial growth in sales and earnings. Most importantly, we have continued to look for investments that touch our daily lives, where there is a first hand knowledge of the product. While this is not always possible, I, for example, can credit my wife for following Whole Foods since she, and many of our friends, are placing a growing importance on eating "healthy".

The changes made within the portfolio as outlined on page 3 of this report represent "trimmings" and "modifications" - a reflection of money flows in and out of the fund, and also of a dynamic and ever changing market place.
As I write this letter, "things" feel a lot better. As mentioned to many of you, the last time the markets were down four years in a row was seventy years ago, well into the 1930's. As mentioned, equity prices have been about cut in half over the past three years. During this time corporate America has moved on and in many ways become stronger. This improved environment will, we believe, be reflected in improved equity prices going forward.
Northeast Investors Growth Fund is well positioned in our view with fiftytwo leading companies to move forward, with adjustments consistent with our overall strategy, in the coming years.
As in the past, please write or call me directly with any questions or comments you might have. Our daily closing price is the bottom line and of keen concern to me personally.
Ever sincerely,
William A. Oates, Jr.
President
August 1, 2003

Portfolio Transactions (unaudited)

January 1, 2003 - June 30, 2003

Additions to Existing Holdings
                                                Additions               Now Own
Citigroup, Inc.                                 71,500                  115,500
Microsoft Corp.                                 72,000                  186,000

New Holdings
                                                                       Now Own
Barr Laboratories, Inc.                                                 28,200
Boston Scientific Corp.                                                 25,000
Comcast Corp., Class A                                                  36,000
Corning, Inc.                                                          354,000
eBay, Inc.                                                              12,000
Gilead Sciences, Inc.                                                   38,000
Home Depot, Inc.                                                        31,000
Iron Mountain, Inc.                                                     26,250
Zimmer Holdings, Inc.                                                   23,800

Eliminations/Reductions of Holdings
                                                        Sold            Now Own
3M Co.                                                  4,000           27,700
American International Group, Inc.                     31,800           21,769
Analog Devices, Inc.                                   11,000           25,000
Bristol-Myers Squibb Co.                               21,000           48,800
Chubb Corp.                                            32,500                0
Eaton Vance Corp.                                      84,000          113,000
First Data Corp.                                       13,000           94,000
Fifth Third Bancorp                                    20,000           59,050
Intel Corp.                                            26,000          128,400
International Business Machines Corp.                  13,000           41,800
John Hancock Financial Services, Inc.                  51,000           97,000
Johnson & Johnson                                       9,000           52,400
Lowe's Companies, Inc.                                 46,500                0
Merck & Co., Inc.                                      19,000           41,400
Pfizer, Inc.                                           34,000          121,731
Schering-Plough Corp.                                  61,600           40,000
Sysco Corp.                                            16,000           56,000
United Parcel Service, Inc.                             8,000           29,500
Viacom, Inc., Class A                                  46,000                0
Wal-Mart Stores, Inc.                                  21,000           76,600
Walt Disney Co.                                        81,000          180,000
Zions Bancorporation                                   17,000           74,400


Average Annual Total Return (unaudited)

One year ended June 30, 2003                                            (0.65)%
Five years ended June 30, 2003                                          (3.18)%
Ten years ended June 30, 2003                                            9.61%

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1993 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2003 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

tableomitted

Performance Graph
(01/01/1993 - 06/30/2003) (unaudited)
                                                                                                           Six Months
                                                                                                            Ended
                1993      1994    1995     1996      1997     1998     1999    2000      2001    2002       06/30/03
Northeast
Investors
              $10,244   $10,237 $13,969  $17,406   $23,894  $31,861  $41,142  $34,987  $28,987 $22,415      $24,711
Growth
Fund

Standard
& Poor's      $10,992   $11,133 $15,265  $18,727   $24,926  $31,990  $38,721  $35,197  $31,016 $24,161      $27,003
500 Index
Page 4
Performance Graph
(01/01/1993 - 06/30/2003) (unaudited)

Returns and Per Share Data
                                                                                                        Six Months
                Year Ended December 31,                                                                 Ended
                                                                                                        June 30, 2003
                        1993    1994    1995    1996    1997    1998    1999    2000    2001    2002    (unaudited)
Net Asset Value         8.37    8.13    10.59   12.15   15.84   20.47   26.08   20.23   15.43   11.91   13.13
Income Dividend         0.07    0.06     0.07    0.05    0.06    0.05    0.02    0.00    0.00    0.02    0.00
Capital Gains Dist.     1.49    0.17     0.44    0.98    0.77    0.55    0.31    2.05    1.44    0.00    0.00
NEIG Return (%)         2.44   -0.07    36.46   24.60   37.28   33.34   29.13  -14.96  -17.15  -22.67   10.24
S&P 500 Return (%)      9.92    1.28    37.12   22.68   33.10   28.34   21.04   -9.10  -11.88  -22.10   11.76

table omitted



Ten Largest Investment Holdings (unaudited)

June 30, 2003

Ten Largest Investment Holdings

                                                                           Market
                                                           Cost            Value
State Street Corp.                                     $4,629,307      $5,334,760
General Electric Co.                                    6,238,135       4,984,586
Citigroup, Inc.                                         4,178,969       4,943,400
Microsoft Corp.                                         7,157,161       4,769,040
Exxon Mobil Corp.                                       4,943,843       4,664,062
Mellon Financial Corp.                                  5,458,615       4,315,125
FleetBoston Financial Corp.                             4,714,864       4,267,366
Pfizer, Inc.                                            4,628,401       4,157,113
Wal-Mart Stores, Inc.                                   3,329,831       4,111,122
First Data Corp.                                        2,994,157       3,895,360


Investment Sectors As a Percentage of Net Assets (unaudited)

Integrated Oil & Gas                                                    8.23%
Financial Services                                                     14.92%
Biotechnology                                                           3.63%
Banks                                                                  14.57%
Other                                                                  38.21%
Conglomerate                                                            6.64%
Computer Software & Services                                            4.65%
Pharmaceuticals/Drug                                                   13.33%
Medical Products                                                        4.93%
Multi-Line Insurance                                                    3.67%
Market value of securities equals 112.78% of Net Assets.


Schedule of Investments
June 30, 2003 (unaudited)
                                                                Number          Market
Common Stocks                                                   of              Value
Name of Issuer                                                  Shares          (Note B)

Banks - 14.57%
Bank One Corp.                                                  82,000         $3,048,760
Fifth Third Bancorp                                             59,050          3,390,651
FleetBoston Financial Corp.*                                   143,634          4,267,366
Mellon Financial Corp.                                         155,500          4,315,125
Zions Bancorporation                                            74,400          3,764,640
                                                                               ----------
                                                                               18,786,542

Beverage Softdrink - 1.87%
PepsiCo, Inc.                                                   54,100          2,407,450

Beverage Wine/Spirit - 1.39%
Brown-Forman Corp., Class B                                     22,800          1,792,536

Biotechnology - 3.63%
Amgen, Inc.^                                                    39,000          2,571,660
Gilead Sciences, Inc.^                                          38,000          2,110,900
                                                                                ---------
                                                                                4,682,560

Broadcast Cable TV - 2.48%
Comcast Corp., Class A^                                         36,000          1,086,480
Cox Communications, Inc.#^                                      66,000          2,105,400
                                                                                ---------
                                                                                3,191,880

Computer & Electronics - 1.74%
Best Buy Co., Inc.*^                                            51,000          2,239,920

Computer Software & Services - 4.65%
Intuit, Inc.*^                                                  27,500          1,226,500
Microsoft Corp.                                                186,000          4,769,040
                                                                                ---------
                                                                                5,995,540

Computer Systems - 2.67%
International Business Machines Corp.                           41,800          3,448,500

Conglomerate - 6.64%
3M Co.                                                          27,700          3,572,746
General Electric Co.*                                          173,800          4,984,586
                                                                                ---------
                                                                                8,557,332

Data Process Management - 0.75%
Iron Mountain, Inc.^                                            26,250            973,612

Distributors - 1.30%
Sysco Corp.                                                     56,000          1,682,240

Diversified Chemical - 1.83%
Cabot Corp.                                                     82,000          2,353,400

Electronic Semi-Conductor - 2.75%
Analog Devices, Inc.                                            25,000            870,500
Intel Corp.                                                    128,400          2,672,004
                                                                                ---------
                                                                                3,542,504

Financial Services - 14.92%
American Express Co.                                            35,500          1,484,255
Citigroup, Inc.                                                115,500          4,943,400
Eaton Vance Corp.                                              113,000          3,570,800
First Data Corp.                                                94,000          3,895,360
State Street Corp.*                                            135,400          5,334,760
                                                                                ---------
                                                                               19,228,575

Food Retail - 2.05%
Whole Foods Market, Inc.#^                                      56,200          2,649,268

Home Improvement - Retail - 0.80%
Home Depot, Inc.                                                31,000          1,026,720

Household Products - 2.75%
Proctor & Gamble Co.                                            39,800          3,549,364

Integrated Oil & Gas - 8.23%
B P, PLC                                                        51,200          2,151,424
ChevronTexaco Corp.                                             28,500          2,057,700
Exxon Mobil Corp.                                              129,882          4,664,062
Royal Dutch Petroleum#                                          37,200          1,734,264
                                                                               ----------
                                                                               10,607,450

Internet Retail - 0.97%
eBay, Inc.^                                                     12,000          1,248,000

Life & Health - 2.31%
John Hancock Financial Services, Inc.^                          97,000          2,980,810

Managed Health - 1.11%
Anthem, Inc.^                                                   18,500          1,427,275

Medical Products - 4.93%
Barr Laboratories, Inc.#^                                       28,200          1,847,100
Boston Scientific Corp.^                                        25,000          1,527,500
Medtronic, Inc.                                                 39,800          1,909,206
Zimmer Holdings, Inc.^                                          23,800          1,072,190
                                                                                ---------
                                                                                6,355,996

Movies & Entertainment - 2.76%
Walt Disney Co.                                                180,000          3,555,000

Multi-Line Insurance - 3.67%
American International Group, Inc.*                             21,769          1,201,213
Berkshire Hathaway, Inc., Class B*^                              1,450          3,523,500
                                                                                ---------
                                                                                4,724,713
Pharmaceuticals/Drug - 13.33%
Abbott Laboratories                                             73,000          3,194,480
Bristol-Myers Squibb Co.                                        48,800          1,324,920
Eli Lilly & Co.                                                 36,900          2,544,993
Johnson & Johnson*                                              52,400          2,709,080
Merck & Co., Inc.                                               41,400          2,506,770
Pfizer, Inc.                                                   121,731          4,157,113
Schering-Plough Corp.                                           40,000            744,000
                                                                               ----------
                                                                               17,181,356

Retail - General - 3.19%
Wal-Mart Stores, Inc.                                           76,600          4,111,122

Telecom Equipment - 2.03%
Corning, Inc.#^                                                354,000          2,616,060

Toiletries/Cosmetics - 2.00%
Gillette Co.                                                    81,000          2,580,660

Transportation - 1.46%
United Parcel Service, Inc.                                     29,500          1,879,150


Total Common Stocks - 112.78% - (Cost - $142,147,621)                        $145,375,535
                                                                             ------------

Cash Equivalents+

Dreyfus Cash Management Plus Fund - 1.10174%                                      173,510
Merrimac Cash Fund-Premium Class - 1.05171%                                     6,000,000
                                                                             ------------
Total Cash Equivalents - 4.79% (Cost - $6,173,510)                            $ 6,173,510
                                                                             ------------
Total Investment Portfolio - 117.57% (Cost - $148,321,131)                   $151,549,045

Net Other Assets - (17.57%)                                                   (22,642,105)
                                                                             ------------
Total Net Assets - 100.00%                                                   $128,906,940

* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# Currently out on loan
+ Security held as collateral for securities on loan. The rate quoted is the annualized seven-day yield of the fund at period end. (See Note H)

The accompanying notes are an integral part of the financial statements.


Statement of Assets and Liabilities (unaudited)
----------------------------------------------------------------------------------------------------
June 30, 2003
----------------------------------------------------------------------------------------------------
Assets
        Investments - at market value (including securities loaned of $6,007,575)
        (cost $148,321,131) - see note I                                                $151,549,045
        Dividends receivable                                                                 177,479
        Receivable for fund shares sold                                                        9,932
                                                                                        ------------
                Total Assets                                                            $151,736,456

Liabilities
        Short-term borrowing                                                             $16,460,944
        Collateral on securities loaned, at value - see note I                             6,173,510
        Payable for fund shares repurchased                                                   40,253
        Accrued investment advisory fee                                                       62,204
        Accrued expenses                                                                      92,605
                                                                                         -----------
                Total Liabilities                                                         22,829,516
                                                                                         -----------
        Net Assets                                                                      $128,906,940


Net Assets Consist of:
Capital paid-in                                                                         $141,778,661
Undistributed net investment income                                                          106,385
Accumulated net realized loss                                                            (16,206,020)
Net unrealized appreciation of investments                                                 3,227,914
                                                                                        ------------
Net Assets                                                                              $128,906,940
                                                                                        ============
Net Asset Value, offering price and redemption price per share
($128,906,940/9,824,770 shares)                                                               $13.13
                                                                                              ======
The accompanying notes are an integral part of the financial statements.


Statement of Operations (unaudited)
-----------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2003
-----------------------------------------------------------------------------------------------------
Investment Income
        Dividend income                                                                    $1,049,223
        Other income                                                                            2,598
                                                                                          -----------
                Total Income                                                                1,051,821

Expenses
        Investment advisory fee                                                              $356,832
        Administrative expenses and salaries                                                  200,408
        Interest expense                                                                      154,990
        Printing, postage, and stationary                                                      56,200
        Computer and related expenses                                                          47,925
        Legal fees                                                                             36,200
        Insurance fees                                                                         27,100
        Audit fees                                                                             18,990
        Registration and filing fees                                                           13,575
        Trustee fees                                                                            9,955
        Telephone expense                                                                       9,050
        Commitment fee                                                                          8,065
        Custodian fees                                                                          6,154
        Miscellaneous fees                                                                      8,145
                                                                                          -----------
        Total Expenses                                                                        953,589
                                                                                          -----------
        Net Investment Income                                                                  98,232

        Realized and Unrealized Gain (Loss) on Investments
        Net realized loss from investment transactions                                     (2,979,750)
        Change in unrealized appreciation(depreciation) of investments                     15,151,274
                                                                                          -----------
        Net realized and unrealized loss on investments                                    12,171,524

        Net Increase in Net Assets Resulting from Operations                              $12,269,756
                                                                                          ===========

The accompanying notes are an integral part of the financial statements.


Statements of Changes in Net Assets
                                                                         Six Months
                                                                         Ended                   Year Ended
                                                                         June 30, 2003           December 31,
                                                                         (unaudited)             2002
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)                                             $98,232                 $259,677
Net realized gain (loss) from investment transactions                 (2,979,750)              (3,378,604)
Change in unrealized appreciation/(depreciation) of investments       15,151,274              (36,690,613)
                                                                     -----------             -------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                             12,269,756              (39,809,540)

Distributions to Shareholders
From net investment income                                                   -                   (251,524)
From net realized gains on investments                                       -                         -
                                                                     -----------             -------------
Total Distributions                                                          -                   (251,524)

From Net Fund Share Transactions                                      (9,348,539)             (21,171,251)
                                                                     ------------            -------------
Total Increase (Decrease) in Net Assets                                2,921,217              (61,232,315)

Net Assets:

Beginning of Period                                                  125,985,723              187,218,038
                                                                    ------------             ------------
End of Period                                                       $128,906,940             $125,985,723
                                                                    ============             ============

The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                                Year Ended December 31,
                                   Six Months
                                   Ended
                                   June 30,2003
                                   (unaudited)       2002            2001            2000            1999            1998
Per Share Data

Net Asset Value:
Beginning of Period                 $11.91          $15.43          $20.23          $26.08          $20.47          $15.84
Income From Investment
Operations:
Net investment gain(loss)             0.01            0.02           (0.01)          (0.09)           0.01            0.05
Net realized and unrealized gain
(loss) on investment                  1.21           (3.52)          (3.35)          (3.71)           5.93            5.18
                                     -----           ------          ------          ------           ----            ----
Total from investment operations      1.22           (3.50)          (3.36)          (3.80)           5.94            5.23

Less Distributions:
Net investment income                 0.00           (0.02)           0.00            0.00           (0.02)          (0.05)
Capital gain                          0.00            0.00           (1.44)          (2.05)          (0.31)          (0.55)
                                     ------          ------          ------          ------          ------          ------
Total Distributions                   0.00           (0.02)          (1.44)          (2.05)          (0.33)          (0.60)
Net Asset Value:
End of Period                       $13.13          $11.91          $15.43         $20.23           $26.08         $20.47

Total Return                         10.24%*        -22.67%         -17.15%        -14.96%           29.13%         33.34%

Ratios & Supplemental Data
Net assets end of period
(in millions)                       $128,907        $125,986        $187,218        $272,222         $357,650       $211,259
Ratio of operating expenses to
average net assets (includes interest
expenses)                             1.53%          1.31%           1.14%           0.97%            0.85%         0.94%
Ratio of interest expense to
average net assets                    0.25%          0.21%           0.14%           0.22%            0.10%         0.12%
Ratio of net investment income
to average net assets                 0.16%          0.17%          -0.05%          -0.34%            0.03%         0.44%

Portfolio turnover rate                21%            26%             30%             33%              31%           19%

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997

^ Average share method used to calculate per share data

* Not annualized

Financial Highlights
                                                        Year Ended December 31,
                                        1997            1996            1995            1994            1993
Net Asset Value:
Beginning of Period                     $12.15          $10.59          $8.13           $8.37           $9.70
Income From Investment
Operations:
Net investment gain(loss)                 0.06            0.05           0.07            0.06            0.07
Net realized and unrealized gain
(loss) on investment                      4.46            2.54           2.90           (0.07)           0.16
                                         -----           -----          -----           ------          -----
Total from investment operations          4.52            2.59           2.97           (0.01)           0.23

Less Distributions:
Net investment income                    (0.06)          (0.05)         (0.07)          (0.06)          (0.07)
Capital gain                             (0.77)          (0.98)         (0.44)          (0.17)          (1.49)
                                         ------          ------         ------          ------          ------
Total Distributions                      (0.83)          (1.03)         (0.51)          (0.23)          (1.56)
Net Asset Value:
End of Period                           $15.84           $12.15         $10.59           $8.13           $8.37

Total Return                             37.28%           24.60%         36.46%          -0.07%           2.44%

Ratios & Supplemental Data
Net assets end of period
(in millions)                           $108,590         $60,275        $48,337         $35,459         $38,694
Ratio of operating expenses to
average net assets (includes interest
expenses)                                0.97%            1.21%          1.37%            1.53%           1.45%
Ratios of interest expense to
average net assets                       0.02%              -              -                -               -
Ratio of net investment income
to average net assets                    0.45%             0.47%         0.74%             0.74%           0.62%
Portfolio turnover rate                   16%               25%           27%               26%             35%

All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997 Average share method used to calculate per share data


Notes to Financial Statements (unaudited)

Note A - Organization

        Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders. Note

B-Significant Accounting Policies

        Significant accounting policies of the Fund are as follows:

        Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

        Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

        Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

        Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

        State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

        Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.
These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

        Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

        Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Investment Advisory and Service Contract and Affiliated Expenses

        The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery and Michael Baldwin are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

        Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

        The Fund pays expenses, including the salaries of employees engaged in activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D - Purchases and Sales of Investments
        The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $14,785,800 and $23,910,625, respectively, for the six months ended June 30, 2003.

Note E - Shares of Beneficial Interest

        At June 30, 2003, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                        2003                                    2002
                                                ------------------------               -------------------------
                                                Shares          Amount                  Shares          Amount
Shares sold                                     216,744       $2,636,026               2,325,562     $32,176,655
Shares issued to shareholders in
reinvestment of distributions
from net investment income
and realized gains from
security transactions                                 0                0                  17,697         219,978
                                                -------       ----------                ---------     ----------
                                                216,744       $2,636,026               2,343,259     $32,396,633
Shares repurchased                             (976,412)    $(11,984,565)             (3,894,744)   $(53,567,884)
Net increase                                   (759,668)     $(9,348,539)             (1,551,485)   $(21,171,251)

Note F - Committed Line of Credit
        Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. The Fund has entered an agreement which enables the Fund to borrow up to $25,000,000 from an unsecured line of credit State Street Bank and Trust. At June 30, 2003, the Fund had unused lines of credit amounting to $8,539,056. In addition the Fund pays a commitment fee of 0.12% per annum, payable at the end of each quarter based on the unused portion of the line of credit.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2003:

Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the period)                     $15,205,324

Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                   2.11%

Note G - Additional Tax Information

As of December 31, 2002, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed (distributions in excess of) ordinary income - net        $ 8,012
Capital loss carryforward                                            (9,087,084)
Timing Differences (post October losses)                             (4,109,643)
Unrealized gains (losses) - net                                     (11,952,762)
                                                                   -------------
Total accumulated earnings (losses - net)                          $(25,141,477)

Capital loss carryforward year of expiration                            (2009)

At June 30, 2003 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Gross unrealized gain                                           $ 13,979,040
Gross unrealized loss                                            (10,751,126)
                                                                ------------
Net unrealized security gain (loss)                              $ 3,227,914

Note H - Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30,2003, the value of securities loaned and the value of collateral was $6,007,575 and $6,173,510, respectively. During the six months ended June 30, 2003, income from securities lending amounted to $1,803. The value of loaned securities and cash collateral at period end are disclosed on the Fund's statement of assets and liabilities.

Trustees and Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, and Michael Baldwin. Under Massachusetts law, the Trustees are generally responsible for the management of Northeast Investors Growth Fund. The following table provides certain information about the Fund's Trustees and Officers:

The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                                                Principal
                                                Length of                       Occupation(s)           Other
                        Position(s) Held        Time                            During                  Directorships
Name, Address and Age   with Trust              Served(1)                       Last 5 Years            held by Trustee

                                                AFFILIATED TRUSTEES AND FUND OFFICERS

William A. Oates, Jr.   President and           22 years                        Trustee and
50 Congress Street      Trustee                                                 President of
Boston, MA                                                                      Northeast Investors
Age 61                                                                          Growth Fund

Ernest E. Monrad        Trustee                 22 years                        Trustee of the          Century Shares
50 Congress Street                                                              Northeast Investors     Trust
Boston, MA                                                                      Trust                   Century Capital
Age 73                                                                                                  Management Trust
                                                                                                        The New America
                                                                                                        High Income Fund,
                                                                                                        Inc.
                                                                                                        Northeast Investors
                                                                                                        Trust
Gordon C. Barrett       Senior Vice             9 years                         Officer of the
50 Congress Street      President and                                           Northeast Investors
Boston, MA              Treasurer                                               Growth Fund,
Age 46                                                                          Northeast Investors
                                                                                Trust, Northeast
                                                                                Investment
                                                                                Management, Inc.

Robert B. Minturn       Trustee, Clerk,         22 years                        Clerk and Trustee       Northeast Investors
50 Congress Street      and Vice                                                of the Northeast        Trust
Boston, MA              President                                               Investors Trust
Age 63

                                                INDEPENDENT TRUSTEES

John C. Emery           Trustee                 22 years                        Partner, Law Firm
One Post Office Square                                                          of Sullivan &
Boston, MA                                                                      Worcester
Age 72

Michael Baldwin         Trustee                 3 years                         Partner, Baldwin
3 Barnabas Road                                                                 Brothers, Inc.
Marion, MA
Age 62

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Trustees
William A. Oates, Jr.
Ernest E. Monrad
Robert B. Minturn
John C. Emery
Michael Baldwin

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Treasurer
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President & Clerk
Bruce H. Monrad, Vice President
Richard J. Semple, Vice President
David A. Randall, Vice President

Investment Advisors
Northeast Management & Research Company, Inc.
50 Congress Street
Boston, Massachusetts 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
50 Congress Street
Boston, Massachusetts 02109

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                                Northeast Investors Growth Fund
                                50 Congress Street
                                Boston, Massachusetts 02109
                                800-225-6704 )617-523-3588
                                www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.